DEFERRED REVENUE - Rollforward of deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	$ 677	$ 2,377
Current deferred revenue, Additions	11,672	3,420
Current deferred revenue, Less revenue recognized	12,349	5,120
Current deferred revenue, ending balance	0	677
Noncurrent deferred revenue, beginning balance	45,486	55,239
Noncurrent deferred revenue, Additions	12,391	24,662
Noncurrent deferred revenue, Less revenue recognized	412	34,415
Noncurrent deferred revenue, ending balance	57,465	45,486
Williston Basin
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	0	0
Current deferred revenue, Additions	0	0
Current deferred revenue, Less revenue recognized	0	0
Current deferred revenue, ending balance	0	0
Noncurrent deferred revenue, beginning balance	29,002	17,132
Noncurrent deferred revenue, Additions	8,691	11,897
Noncurrent deferred revenue, Less revenue recognized	0	27
Noncurrent deferred revenue, ending balance	37,693	29,002
Piceance/DJ Basins
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	0	0
Current deferred revenue, Additions	11,672	2,743
Current deferred revenue, Less revenue recognized	11,672	2,743
Current deferred revenue, ending balance	0	0
Noncurrent deferred revenue, beginning balance	16,484	38,107
Noncurrent deferred revenue, Additions	3,700	12,765
Noncurrent deferred revenue, Less revenue recognized	412	34,388
Noncurrent deferred revenue, ending balance	19,772	16,484
Barnett Shale
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	677	2,377
Current deferred revenue, Additions	0	677
Current deferred revenue, Less revenue recognized	677	2,377
Current deferred revenue, ending balance	0	677
Noncurrent deferred revenue, beginning balance	0	0
Noncurrent deferred revenue, Additions	0	0
Noncurrent deferred revenue, Less revenue recognized	0	0
Noncurrent deferred revenue, ending balance	$ 0	$ 0